Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.001 per share
Amount Registered | shares	48,750,360
Proposed Maximum Offering Price per Unit | $ / shares	0.20
Maximum Aggregate Offering Price	$ 9,750,072
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,346.49
Offering Note

(1)	Represents approximately 48,000,000 Ordinary Shares based on the closing price of our shares on The Nasdaq Market LLC (“Nasdaq”) on January 20, 2026.
(2)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. Our Ordinary Shares, based on the closing price of our Ordinary Shares on Nasdaq on January 20, 2026.
(3)	Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered.